WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants
SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS
Risk-free interest rates	2.42%
Expected life in years	3.5
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

Risk-free interest rates	2.42%
Expected life in years	3.5
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

SCHEDULE OF WARRANTS ACTIVITY

The following table summarizes warrant activity through March 31, 2022 (there was no activity for the three months ended March 31, 2022):

	Warrants Issued	Weighted- Average Exercise Price

Warrants outstanding – December 31, 2020	62,500	$1.00
Granted	150,000	$1.10
Canceled	-	-
Exercised	(13,500)	$1.00

Warrants outstanding – December 31, 2021 and March 31, 2022	199,000	$1.07

The following table summarizes warrant activity during 2021 and 2020:

	Warrants Issued	Weighted- Average Exercise Price

Warrants outstanding – December 31, 2019	62,500	$1.00
Granted	-	-
Canceled	-	-
Exercised	-	-

Warrants outstanding – December 31, 2020	62,500	$1.00
Granted	150,000	$1.10
Canceled	-	-
Exercised	(13,500)	$1.00

Warrants outstanding – December 31, 2021	199,000	$1.07

SCHEDULE OF WARRANTS OUTSTANDING

Additional information regarding the warrants outstanding as of March 31, 2022 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.00	49,000	1.4 Years	49,000
$1.10	150,000	6.0 Years	150,000

Additional information regarding the warrants outstanding as of December 31, 2021 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable
$1.00	49,000	1.7 Years	49,000
$1.10	150,000	6.2 Years	150,000